Directors' and key management remuneration - Directors (Details) - GBP (£) £ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Directors' and key management remuneration
Non-executive directors emoluments	£ 1,685	£ 1,641
Chairman and executive directors emoluments	5,804	4,688
Short-term compensation expense, directors	7,489	6,329
Amounts receivable under long-term incentive plans and share option plans	542	549
Total	8,031	6,878
Key management personnel compensation, post-employment benefits	£ 732	£ 820